Loans from Major Shareholder (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2018	May 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Loans from Major Shareholder (Details) [Line Items]
Short-term loan		$ 3,000
Loan interest		10.00%
Aggregate amount	$ 10,000
Loan from major shareholder, description			(i) 10% per annum for all amounts drawn until October 1, 2018, and (ii) 12% per annum for all amounts drawn as of October 1, 2018. The loan agreement was extended from repayment date April 30, 2019 to December 31, 2020 and bore an interest rate of 15% per annum, calculated on a linear basis from the disbursement date of each installment of the principal amount from April 30, 2019 up to its repayment in full accordance with the terms hereunder (the “Interest”). During 2019, part of the credit line amounted to $5,315 was converted to equity. During 2020 an additional part of the credit line was converted to equity and also paid in cash. The loan agreement was extended until December 31, 2021, so that the loan bore an interest rate of 15% per annum and the aggregate amount available to the Company during 2021was $1,000.
Shareholders loan converted amount				$ 6,950
Total balance of loan				272
Ordinary Shares [Member]
Loans from Major Shareholder (Details) [Line Items]
Shareholders loan converted amount				$ 1,559,998